Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities	$ 22,158
Long-term debt	3,634
Lease liabilities	31,992
Non-financial liabilities	57,784
2023 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities	22,158
Long-term debt	156
Lease liabilities	3,451
Non-financial liabilities	25,765
2024 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt	161
Lease liabilities	4,182
Non-financial liabilities	4,343
2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt	165
Lease liabilities	4,309
Non-financial liabilities	4,474
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt	170
Lease liabilities	3,936
Non-financial liabilities	4,106
2027 and thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt	2,982
Lease liabilities	16,114
Non-financial liabilities	$ 19,096